Basis of preparation and significant accounting policies_Details of classification and measurement of financial liabilities in accordance with IFRS 9 and IAS 39 (Details)	6 Months Ended
Jun. 30, 2018 KRW (₩)
Disclosure of financial liabilities at date of initial application of IFRS 9 [Line Items]
Classification according to IAS 39	₩ 294,809,262,000,000
Reclassification	0
Remeasurement	0
Classification according to IFRS 9	₩ 294,809,262,000,000
Deposit due to customers - Deposit due to customers (IAS39) - Financial liabilities at amortized cost (IFRS9)
Disclosure of financial liabilities at date of initial application of IFRS 9 [Line Items]
Classification according to IAS 39	Deposit due to customers
Classification according to IAS 39	₩ 234,695,084,000,000
Reclassification	0
Remeasurement	₩ 0
Classification according to IFRS 9	Financial liabilities at amortized cost
Classification according to IFRS 9	₩ 234,695,084,000,000
Borrowings - Borrowings (IAS39) - Financial liabilities at amortized cost (IFRS9)
Disclosure of financial liabilities at date of initial application of IFRS 9 [Line Items]
Classification according to IAS 39	Borrowings
Classification according to IAS 39	₩ 14,784,706,000,000
Reclassification	0
Remeasurement	₩ 0
Classification according to IFRS 9	Financial liabilities at amortized cost
Classification according to IFRS 9	₩ 14,784,706,000,000
Debentures - Debentures (IAS39) - Financial liabilities at amortized cost (IFRS9)
Disclosure of financial liabilities at date of initial application of IFRS 9 [Line Items]
Classification according to IAS 39	Debentures
Classification according to IAS 39	₩ 27,869,651,000,000
Reclassification	0
Remeasurement	₩ 0
Classification according to IFRS 9	Financial liabilities at amortized cost
Classification according to IFRS 9	₩ 27,869,651,000,000
Other financial liabilities - Other financial liabilities (IAS39) - Financial liabilities at amortized cost (IFRS9)
Disclosure of financial liabilities at date of initial application of IFRS 9 [Line Items]
Classification according to IAS 39	Other financial liabilities
Classification according to IAS 39	₩ 13,892,461,000,000
Reclassification	0
Remeasurement	₩ 0
Classification according to IFRS 9	Financial liabilities at amortized cost
Classification according to IFRS 9	₩ 13,892,461,000,000
Provision for financial guarantee - Provision for financial guarantee (IAS39) - Financial liabilities at amortized cost (IFRS9)
Disclosure of financial liabilities at date of initial application of IFRS 9 [Line Items]
Classification according to IAS 39	Provision for financial guarantee
Classification according to IAS 39	₩ 71,697,000,000
Reclassification	0
Remeasurement	₩ 0
Classification according to IFRS 9	Financial liabilities at amortized cost
Classification according to IFRS 9	₩ 71,697,000,000
Deposit due to customers - Financial liabilities at FVTPL (IAS39) - Financial liabilities at FVTPL (IFRS9)
Disclosure of financial liabilities at date of initial application of IFRS 9 [Line Items]
Classification according to IAS 39	Financial liabilities at FVTPL
Classification according to IAS 39	₩ 25,964,000,000
Reclassification	0
Remeasurement	₩ 0
Classification according to IFRS 9	Financial liabilities at FVTPL
Classification according to IFRS 9	₩ 25,964,000,000
Debentures - Financial liabilities at FVTPL (IAS39) - Financial liabilities at FVTPL (IFRS9)
Disclosure of financial liabilities at date of initial application of IFRS 9 [Line Items]
Classification according to IAS 39	Financial liabilities at FVTPL
Classification according to IAS 39	₩ 91,739,000,000
Reclassification	0
Remeasurement	₩ 0
Classification according to IFRS 9	Financial liabilities at FVTPL
Classification according to IFRS 9	₩ 91,739,000,000
Equity-linked securities - Financial liabilities at FVTPL (IAS39) - Financial liabilities at FVTPL (IFRS9)
Disclosure of financial liabilities at date of initial application of IFRS 9 [Line Items]
Classification according to IAS 39	Financial liabilities at FVTPL
Classification according to IAS 39	₩ 160,057,000,000
Reclassification	0
Remeasurement	₩ 0
Classification according to IFRS 9	Financial liabilities at FVTPL
Classification according to IFRS 9	₩ 160,057,000,000
Derivatives liabilities - Financial liabilities at FVTPL (IAS39) - Financial liabilities at FVTPL (IFRS9)
Disclosure of financial liabilities at date of initial application of IFRS 9 [Line Items]
Classification according to IAS 39	Financial liabilities at FVTPL
Classification according to IAS 39	₩ 3,150,149,000,000
Reclassification	0
Remeasurement	₩ 0
Classification according to IFRS 9	Financial liabilities at FVTPL
Classification according to IFRS 9	₩ 3,150,149,000,000
Derivatives liabilities
Disclosure of financial liabilities at date of initial application of IFRS 9 [Line Items]
Classification according to IAS 39	Derivatives liabilities
Classification according to IAS 39	₩ 67,754,000,000
Reclassification	0
Remeasurement	₩ 0
Classification according to IFRS 9	Derivatives liabilities
Classification according to IFRS 9	₩ 67,754,000,000